Land Use Rights, Net (Tables) (Land use rights)	12 Months Ended
Dec. 31, 2013
Land use rights
Land use rights, net
Summary of land use rights
	As of December 31,
	2012	2013	2013
	(RMB)	(RMB)	($)
Land use rights	60,630,886	144,713,200	23,735,538
Accumulated amortization	(4,197,999)	(5,768,949)	(946,210)
Total land use rights, net	56,432,887	138,944,251	22,789,328

Schedule of future amortization of land use rights
Years Ending December 31,	(RMB) Amount
2014	2,832,302
2015	2,832,302
2016	2,832,302
2017	2,832,302
2019	2,832,302
Thereafter	124,782,741
Total	138,944,251